Interest-bearing loans and borrowings - short term - Summary of short term Interest-bearing loans and borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 81,455	$ 977	₨ 63,114
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	11,249	135	13,541
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	27,680	332	24,426
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	11,123	133
Term loan from banks and financial institutions (secured)
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	1,600	19	4,556
Current maturities of long term interest-bearing loans and borrowings
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	29,803	358	20,591
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Short term borrowings	₨ 81,455	$ 977	₨ 63,114